Capital Stock and Share Based Compensation Plans - Cash proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received upon exercise	$ 0	$ 1,857	$ 1,461
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received upon exercise	0	1,857	1,461
Intrinsic value (market value on date of exercise less exercise price)	0	1,266	3,919
Tax benefits realized	$ 0	$ 315	$ 1,497